OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

Adrienne Ruffle

Vice President &

Associate Counsel

May 5, 2009

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Bond Fund Series ("Registrant") on behalf of its series
  Oppenheimer Convertible Securities Fund
  File Nos. 033-03076 and 811-04576

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 30, 2009.

Sincerely,

   /s/ Adrienne Ruffle

------------------------------------

   Adrienne Ruffle

   Vice President &

   Associate Counsel

212.323.5231

   aruffle@oppenheimerfunds.com

cc:     Kramer Levin Naftalis & Frankel LLP
         KPMG LLP

         Gloria LaFond

         Nancy Vann